sec13f-093008
				UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                      FORM 13F
                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/12

Check here if Amendment[ ]; Amendment Number:
					     ------------

This Amendment (Check only one.):	[ ]is a restatement.
					[ ]adds new holdings entries.


Institutional Investment Manager Filing This Report:

			  Name:    Stevens First Principles Investment Advisors

     			  Address: 4100 Newport Place Drive, Suite 720
               			   Newport Beach, CA 92660

			  13F File Number: 28-12317


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

	Name:		Steven Lee Yamshon
	Title:		Chief Compliance Officer
	Phone:		949-251-9333


Signature, Place, and Date of Signing:


/s/ Steven Lee Yamshon                 Newport Beach, CA     05/04/2012
-----------------------------------  ---------------------  -----------
[Signature]			           [Place]	      [Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

No. 13F File Number		Name

01 28-12624			FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.

Report Summary:

Number of Other Included Managers:	 1

Form 13F Information Table Entry Total:	 192

Form 13F Information Table Value Total:  $147,002 (x1,000)


List of Other Included Managers:

No. 13F File Number		Name

01 28-12624			FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.

			      FORM 13F INFORMATION TABLE - STEVENS FIRST PRINCIPLES INVESTMENT ADVISORS 03/31/12
                                                               VALUE  SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x1000) PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

Abbott Laboratories                  COM	    002824100  2,303   37,569  SH	 SOLE		       37,569
Aberdeen Asia-Pacific Income Fund    COM	    003009107  4,744  650,750  SH	 DEFINED	      642,750  8,000
Aberdeen Australia Equity Fund       COM	    003011103	 193   17,984  SH	 SOLE		       17,984
Adams Express Company                COM	    006212104	 236   21,517  SH	 DEFINED		1,235 20,282
Alcoa Inc                            COM	    013817101  	   8      824  SH	 SOLE		  	  824
Alexander & Baldwin Inc              COM            014482103  3,020   62,323  SH        SOLE                  62,323
Alkermes Inc                         SHS	    G01767105	   9   	  500  SH	 SOLE		          500
Alliancebernstein Income Fund        COM	    01881E101	 237   28,890  SH	 SOLE		       28,890
Alpha Natural Resources Inc          COM	    02076X102	 183   12,000  SH	 SOLE		       12,000
Amag Pharmaceuticals Inc             COM	    00163U106 	  16    1,000  SH	 SOLE		        1,000
Amarin Corporation PLC               ADR	    023111206	  17    1,500  SH	 SOLE		        1,500
American Express                     COM	    025816109	  58 	1,000  SH	 SOLE		        1,000
American International Group Inc     COM	    026874784	  46 	1,500  SH	 SOLE		        1,500
Amicus Therapeutics Inc              COM	    03152W109 	   4 	  700  SH	 SOLE		          700
Anthera Pharmaceuticals, Inc.        COM	    03674U102 	   4 	2,000  SH	 SOLE		        2,000
Apartment Investment & Mangmnt Co    CL A           03748R101      2       60  SH        SOLE                      60
Apple Inc                            COM	    037833100	 332 	  553  SH	 SOLE		          553
Archer Daniels Midland Co            COM	    039483102  4,055  128,093  SH	 DEFINED	      121,693  6,400
Avista Corp                          COM	    05379B107 	 248    9,685  SH	 SOLE		        9,685
Barrick Gold Corp                    COM	    067901108	 243    5,583  SH	 SOLE		        5,583
Becton Dickinson Co                  COM	    075887109	   4 	   55  SH	 SOLE		           55
Berkshire Hathaway Inc - B           CL B	    084670702	  15 	  180  SH	 SOLE		          180
BHP Billiton Ltd ADR                 ADR	    088606108  2,340   32,320  SH	 DEFINED	       29,520  2,800
Big Lots Inc                         COM	    089302103	  38   	  890  SH	 SOLE		          890
Biomarin Pharmaceutical Inc          COM	    09061G101 	  14 	  400  SH	 SOLE		          400
Boardwalk Pipeline Partners LP       UT LTD PRTNR   096627104	  16 	  610  SH	 SOLE		          610
Boeing Co                            COM	    097023105	 105    1,415  SH	 SOLE		        1,415
BP PLC                               ADR	    055622104	 643   14,292  SH	 SOLE		       14,292
Bristol Myers Squibb Co              COM	    110122108	  24 	  700  SH	 SOLE		          700
Broadcom Corp Cl A                   CL A	    111320107	 102    2,600  SH	 SOLE		        2,600
Bunge Limited                        COM	    G16962105 	  73 	1,065  SH	 SOLE		        1,065
California Water Service Group       COM	    130788102	 859   47,195  SH	 SOLE		       47,195
Canadian National Railway Co         COM	    136375102	   1 	   15  SH	 SOLE		           15
Canadian Natural Resources Ltd       COM	    136385101	   1 	   35  SH	 SOLE		           35
Canadian Pacific Railway Ltd         COM	    13645T100  3,829   50,421  SH	 SOLE		       50,421
Celldex Therapeutics, Inc.           COM	    15117B103 	  18    3,500  SH	 SOLE		        3,500
Cenovus Energy Inc                   COM	    15135U109  4,516  125,658  SH	 DEFINED	      117,658  8,000
Central Fund of Canada Ltd           CL A	    153501101  2,027   92,325  SH	 SOLE		       92,325
Chemocentryx Inc                     COM	    16383L106 	  11    1,000  SH	 SOLE		        1,000
Chevron Corp                         COM	    166764100	  10 	   96  SH	 SOLE		           96
Chico's FAS Inc                      COM	    168615102	   3 	  230  SH	 SOLE		          230
Church & Dwight Co                   COM            171340102  3,104   63,110  SH        SOLE                  63,110
Cisco Systems Inc                    COM	    17275R102 	 686   32,455  SH	 SOLE		       32,455
Coca Cola Co                         COM	    191216100	 202    2,735  SH	 SOLE		        2,735
Coinstar Inc Com                     COM	    19259P300 	 193 	3,035  SH	 SOLE		        3,035
Compass Minerals International Inc.  COM	    20451N101 	   4 	   50  SH	 SOLE		           50
ConocoPhillips                       COM	    20825C104  1,730   22,765  SH	 SOLE		       22,765
Consolidated Water Co Ltd Shs        ORD	    G23773107 	  34    4,284  SH	 SOLE		        4,284
Consolidated-Tomoka Land Co          COM	    210226106	 507   17,040  SH	 SOLE		       17,040
Corcept Therapeutics Inc             COM	    218352102	   4    1,000  SH	 SOLE		        1,000
Corning Inc                          CALL	    219350905 112.64    8,000 	   CALL	 SOLE		        8,000
Cresud Sacifya                       ADR	    226406106	  58 	4,740  SH	 SOLE		        4,740
Cytokinetics Inc                     COM	    23282W100 	   0   	  200  SH	 SOLE		          200
Derma Sciences Inc                   COM PAR	    249827502	  38    4,000  SH	 SOLE		        4,000
Devon Energy Corp                    COM	    25179M103 	  85    1,200  SH	 SOLE		        1,200
Diageo Plc                           ADR	    25243Q205 	  10 	  100  SH	 sOLE		          100
DirecTV                              COM CL A	    25490A101 	  99    2,000  SH	 SOLE		        2,000
Eaton Corp                           COM	    278058102	  85    1,700  SH	 SOLE		        1,700
Ecopetrol SA	                     ADR	    279158109	  46 	  750  SH	 SOLE		          750
Edison International                 COM	    281020107	  85    2,000  SH	 SOLE		        2,000
Edwards Lifesciences                 COM	    28176E108	  15 	  200  SH	 SOLE		          200
EI du Pont de Nemours & Co           COM            263534109  1,997   37,755  SH        SOLE                  37,755
EMC Corp                             COM	    268648102	 120    4,000  SH	 SOLE		        4,000
EnCana Corp                          COM	    292505104  3,376  171,818  SH	 DEFINED	      161,818 10,000
Endocyte Inc                         COM	    29269A102 	  10    2,000  SH	 SOLE		        2,000
Energy Transfer Partners Lp          UNIT LTD PATN  29273R109 	  68 	1,450  SH	 SOLE		        1,450
Exelis Inc                           COM	    30162A108 	 167   13,310  SH	 SOLE		       13,310
Exelixis Inc                         COM	    30161Q104 	  18    3,500  SH	 SOLE		        3,500
Exelon Corp                          COM	    30161N101 	 343 	8,750  SH	 SOLE		        8,750
Express Scripts Inc                  COM	    302182100	  16 	  300  SH	 SOLE		          300
Exxon Mobil Corp                     COM	    30231G102  3,141   36,217  SH	 SOLE		       36,217
FirstEnergy Corp                     COM	    337932107	  10 	  215  SH	 SOLE		          215
Freeport-McMoRan Copper & Gold Inc   COM            35671D857     68    1,800  SH        SOLE                   1,800
FreightCar America Inc               COM	    357023100	 616   27,400  SH	 SOLE		       27,400
General Electric Co                  COM	    369604103	  76 	3,800  SH	 SOLE		        3,800
GlaxoSmithKline Plc ADR              ADR	    37733W105 	 225 	5,005  SH	 SOLE		        5,005
Goldcorp Inc                         COM	    380956409  1,761   39,080  SH	 SOLE		       39,080
Google Inc                           CL A	    38259P508 	   8   	   12  SH	 SOLE		           12
Gorman Rupp Co                       COM	    383082104	   6 	  206  SH	 SOLE		          206
Graftech Intl Ltd                    COM	    384313102	  96    8,000  SH	 SOLE		        8,000
Hess Corporation                     COM	    42809H107 	  29 	  500  SH	 SOLE		          500
Hollyfrontier Corporation            COM	    436106108	 256    7,955  SH	 SOLE		        7,955
Home Depot Inc                       COM	    437076102	   8 	  150  SH	 SOLE		          150
Imperial Oil Ltd                     COM	    453038408  4,281   94,313  SH	 DEFINED	       89,413  4,900
Intel Corp                           COM	    458140100  4,933  175,468  SH	 DEFINED     	      171,968  3,500
Intermune Inc                        COM	    45884X103 	  18    1,200  SH	 SOLE		        1,200
International Paper                  COM	    460146103	  68 	1,950  SH	 SOLE		        1,950
Intl Business Mach                   COM	    459200101	  52 	  250  SH	 SOLE		          250
iShares COMEX Gold Trust             ETF	    464285105 10,277  631,640  SH	 DEFINED	      596,240 35,400
iShares Lehman 1-3Yr Treasury Fund   ETF	    464287457	  64 	  764  SH	 SOLE		          764
iShares MSCI Germany Index           ETF	    464286806	 136    5,845  SH	 SOLE		        5,845
Ishares MSCI Japan Index             CALL	    464286908 203.60   20,000 	   CALL	 SOLE		       20,000
iShares MSCI South Korea             ETF	    464286772	 131    2,195  SH	 SOLE		        2,195
iShares MSCI Sweden Index            ETF	    464286756	 134    4,630  SH	 SOLE		        4,630
iShares S&P Natural Resources Idx    ETF            464287374      3       65  SH        SOLE                      65
iShares Silver Trust                 ETF	    46428Q109 	  36 	1,150  SH	 SOLE		        1,150
ITT Corp                             COM	    450911102	 153 	6,653  SH	 SOLE		        6,653
JP Morgan Chase & Co                 COM            46625H100     78    1,700  SH        SOLE                   1,700
Kellogg Co                           COM	    487836108	  70 	1,300  SH	 SOLE		        1,300
Kimberly Clark Corp	             COM	    494368103	 118 	1,600  SH	 DEFINED		    -  1,600
Kimco Realty Corp                    COM	    49446R109 	   9 	  480  SH	 SOLE		          480
Kraft Foods Inc                      CL A	    50075N104 	  53 	1,400  SH	 SOLE		        1,400
Lam Research Corp                    COM	    512807108	 112 	2,500  SH	 SOLE		        2,500
Las Vegas Sands Corp                 COM	    517834107	  52 	  900  SH	 SOLE		          900
Leucadia National Corp               COM	    527288104	  95 	3,625  SH	 SOLE		        3,625
Liberty Global Inc - A               COM SER A	    530555101	  20 	  400  SH	 SOLE		          400
Liberty Global Inc - C               COM SER C	    530555309	  19 	  400  SH	 SOLE		          400
Liberty Media Corp - Interactive     INT COM SER A  53071M104	  38 	2,000  SH	 SOLE		        2,000
Liberty Media Corp New Com Ser A     LIB CAP COM A  530322106	  88 	1,000  SH	 SOLE		        1,000
Madden Steven Ltd                    COM	    556269108	   1 	   25  SH	 SOLE		           25
Mako Surgical Corp                   COM	    560879108	   8 	  200  SH	 SOLE		          200
MannKind Corp                        COM	    56400P201 	   1 	  590  SH	 SOLE		          590
Market Vectors Gold Miners ETF       ETF	    57060U100  4,098   82,730  SH	 DEFINED	       80,594  2,136
McDonald's Corp                      COM	    580135101	 353 	3,596  SH	 SOLE		        3,596
Medco Health Solutions Inc           COM	    58405U102 	  24 	  342  SH	 SOLE		          342
Medivation Inc.                      COM	    58501N101 	  22 	  300  SH	 SOLE		          300
Medtronic Inc	                     COM	    585055106	  98 	2,500  SH	 DEFINED		    -  2,500
Merck & Co Inc                       COM            58933Y105     17      450  SH        SOLE                     450
Mfs Multimarket                      SH BEN INT	    552737108	 124   17,750  SH	 SOLE		       17,750
Microsoft Corp                       COM	    594918104	  73 	2,264  SH	 SOLE		        2,264
Mks Instruments Inc                  COM	    55306N104 	 237 	8,020  SH	 SOLE		        8,020
Mosaic Co                            COM	    61945C103 	   4 	   80  SH	 SOLE		           80
National-Oilwell Varco Inc           COM	    637071101  3,240   40,765  SH	 SOLE		       40,765
Natural Resource Partners Lp         COM UNIT L P   63900P103  2,178   90,783  SH	 SOLE		       90,783
Navidea Biopharmaceuticals, Inc      COM	    63937X103 	   2 	  500  SH	 SOLE		          500
Newmont Mining Corp                  COM	    651639106  1,972   38,465  SH	 SOLE		       38,465
NextEra Energy Inc                   COM	    65339F101  2,684   43,939  SH	 DEFINED	       41,819  2,120
Norfolk Southern Corp                COM	    655844108	 382    5,797  SH	 SOLE		        5,797
Novartis AG ADR                      ADR	    66987V109  3,216   58,045  SH	 SOLE		       58,045
Nps Pharmaceuticals                  COM	    62936P103 	   3 	  500  SH	 SOLE		          500
Nuveen Municipal Value Fund          COM	    670928100  2,255  223,954  SH	 DEFINED     	      202,754 21,200
Onyx Pharmaceuticals                 COM	    683399109	   8 	  200  SH	 SOLE		          200
Pepco Hldgs Inc Com                  COM	    713291102	 230   12,190  SH	 SOLE		       12,190
PepsiCo Inc                          COM	    713448108  2,143   32,295  SH	 DEFINED	       29,095  3,200
Petroleo Brasileiro SA               ADR	    71654V408 	   5 	  200  SH	 SOLE		          200
Pfizer Inc                           COM	    717081103	 624   27,570  SH	 SOLE		       27,570
Pimco Total Return Exchange          ETF	    72201R775 	 502    4,940  SH	 SOLE		        4,940
Pinnacle West Capital Corp           COM	    723484101  1,852   38,655  SH	 SOLE		       38,655
Plum Creek Timber Company Inc        COM	    729251108  2,180   52,462  SH	 DEFINED	       43,342  9,120
Polo Ralph Lauren                    CL A	    751212101	  52 	  300  SH	 SOLE		          300
Potash Corp Of Saskatchewan Inc      COM	    73755L107 	 328 	7,175  SH	 SOLE		        7,175
Potlatch Corp                        COM	    737630103  4,608  147,044  SH	 DEFINED	      135,544 11,500
PowerShares DB Agriculture Fund      ETF	    73936B408 	  11 	  400  SH	 SOLE		          400
Powershares DB Commodity Indx Fund   UNIT BEN INT   73935S105 	   3 	  110  SH	 SOLE		          110
Primoris Services Corporation        COM	    74164F103 	  40 	2,500  SH	 SOLE		        2,500
Protalix Biotherapeutics, Inc.       COM	    74365A101 	  10 	1,500  SH	 SOLE		        1,500
Raptor Pharmaceutical Corp           COM	    75382F106 	   7 	1,000  SH	 SOLE		        1,000
Rayonier Inc                         COM	    754907103  2,735   62,033  SH	 SOLE		       62,033
Raytheon Co                          COM	    755111507	 656   12,421  SH	 SOLE		       12,421
Reliance Steel & Aluminum Co         COM            759509102     28      500  SH        SOLE                     500
Royal Dutch Shell                    ADR	    780259206	  86 	1,225  SH	 SOLE		        1,225
Royal Dutch Shell Plc ADR            ADR	    780259107	 750   10,615  SH	 DEFINED	        7,315  3,300
SAIC Inc                             COM	    78390X101 	  16 	1,194  SH	 SOLE		        1,194
Sanofi-Aventis SA ADR                ADR	    80105N105 	 292 	7,545  SH	 SOLE		        7,545
Schnitzer Steel Industries Inc       CL A	    806882106	  34 	  846  SH	 SOLE		          846
Scotts Miracle-Gro Co                CL A	    810186106	 140 	2,590  SH	 SOLE		        2,590
Seaboard Corp                        COM	    811543107	 172 	   88  SH	 SOLE		           88
Sempra Energy                        COM	    816851109  1,545   25,765  SH	 SOLE		       25,765
Sensient Technologies Corp	     COM	    81725T100	 247 	6,500  SH	 DEFINED		    -  6,500
Sirius XM Radio Inc                  COM	    82967N108 	   8 	3,500  SH	 SOLE		        3,500
Southern Copper Corp                 COM	    84265V105 	 124 	3,913  SH	 SOLE		        3,913
SPDR Gold Trust                      GOLD SHS	    78463V107  6,842   42,206  SH	 DEFINED	       39,256  2,950
SPDR S&P Intl Dividend               ETF            78463X772      8      155  SH        SOLE                     155
Spectra Energy Corp                  COM	    847560109  2,695   85,430  SH	 SOLE		       85,430
Spirit Aerosystems Inc               COM CL A	    848574109	  12 	  505  SH	 SOLE		          505
Stanley Black & Decker Inc           COM            854502101    108    1,400  SH        SOLE                   1,400
Staples Inc                          COM	    855030102	   9 	  540  SH	 SOLE		          540
Suntrust Banks Inc                   COM	    867914103	  97 	4,000  SH	 SOLE		        4,000
Syngenta	                     ADR	    87160A100	 127 	1,850  SH	 DEFINED		    -  1,850
Target Corp                          COM	    87612E106	  88 	1,515  SH	 SOLE		        1,515
Teck Resources Limited               CL B	    878742204	 337 	9,460  SH	 SOLE		        9,460
TECO Energy Inc                      COM	    872375100  4,242  241,700  SH	 SOLE		      241,700
Texas Pacific Land Trust             SUB CTF PROP   882610108	  73 	1,545  SH	 SOLE		        1,545
The Andersons, Inc.                  COM	    034164103  1,910   39,232  SH	 SOLE		       39,232
THQ Inc                              COM	    872443403	   1 	1,000  SH	 SOLE		        1,000
Tjx Companies Inc                    COM	    872540109	  83 	2,100  SH	 SOLE		        2,100
Tootsie Roll Industries              COM	    890516107	 154 	6,711  SH	 SOLE		        6,711
Total SA                             ADR	    89151E109  1,261   24,665  SH	 DEFINED	       20,965  3,700
Union Pacific Corp                   COM	    907818108	  74 	  690  SH	 SOLE		          690
US Bancorp Del Com New               COM	    902973304	 105    3,300  SH	 SOLE		        3,300
US SPDR S&P Dividend                 ETF            78464A763     31      555  SH        SOLE                     555
Vale SA ADR                          ADR	    91912E105	   3 	  130  SH	 SOLE		          130
Vanguard Value ETF                   ETF	    922908744	   3 	   50  SH	 SOLE		           50
Verizon Communications               COM	    92343V104  5,060  132,351  SH	 SOLE		      132,351
Vivus Inc                            COM	    928551100	   9 	  400  SH	 SOLE		          400
Vodafone Group Plc                   ADR	    92857W209  6,591  238,193  SH	 SOLE		      238,193
Walt Disney Co                       COM	    254687106	  93 	2,125  SH	 SOLE		        2,125
Western Union Co                     COM	    959802109  1,287   73,115  SH	 DEFINED	       67,225  5,890
Weyerhaeuser Co                      COM	    962166104  3,479  158,703  SH	 SOLE		      158,703
Xylem Inc                            COM	    98419M100 	 369   13,310  SH	 SOLE		       13,310
Ym Biosciences Inc                   COM	    984238105	   4 	2,000  SH	 SOLE		        2,000
Yum Brands Inc                       COM	    988498101	  57 	  800  SH	 SOLE		          800